Reconciliation of Cash - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 2,764	$ 4,141	$ 2,238
Restricted cash	239	458	36
Cash, cash equivalents and restricted cash	$ 3,003	$ 4,599	$ 2,274